Mar. 01, 2020

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

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Transamerica Balanced II

Transamerica Bond

Transamerica Capital Growth

Transamerica Floating Rate

Transamerica High Yield Bond

Transamerica Intermediate Bond

Transamerica Large Growth

Transamerica Multi-Managed Balanced

Transamerica Short-Term Bond

Effective immediately, the “Environmental, Social and Governance (“ESG”) Investing” risk in the “Principal Risks” section of the applicable Prospectuses and Summary Prospectuses for the above-listed funds is replaced in its entirety with the following:

Environmental, Social and Governance (“ESG”) Investing – Applying the sub-adviser’s ESG criteria to its investment analysis for the fund may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the fund may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment. ESG ratings and assessments of issuers can vary across third party data providers.

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Transamerica Short-Term Bond

Effective immediately, the following replaces the information concerning Class I2 shares of Transamerica Short-Term Bond on the cover of the Class I2 prospectus:

Fund	Ticker

Transamerica Short-Term Bond	TSIWX

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Investors Should Retain this Supplement for Future Reference

August 11, 2020